CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 825.7	$ 821.3	$ 802.9
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	16.7	16.4	12.9
Amortization of premium and accretion of discount on marketable securities, net	2.0	13.6	20.0
Realized loss (gain) on sale of marketable securities, net	(0.7)	1.8	0.2
Amortization of intangible assets	7.3	4.4	3.8
Stock-based compensation	106.7	89.3	87.4
Deferred income tax expense	9.5	16.8	64.6
Decrease (increase) in trade receivables, net	(0.4)	(21.8)	6.3
Decrease in prepaid expenses and other assets	15.5	2.0	5.6
Increase (decrease) in trade payables	(4.8)	6.6	(7.8)
Increase (decrease) in employees and payroll accruals	39.8	20.1	(4.5)
Increase (decrease) in income tax accrual and accrued expenses and other liabilities	34.6	28.3	(3.5)
Increase in deferred revenues	48.7	145.0	121.0
Other	3.7	(0.2)	0.7
Net cash provided by operating activities	1,104.3	1,143.6	1,109.6
Cash flows from investing activities:
Proceeds from maturity of marketable securities	2,140.1	1,464.4	1,363.7
Proceeds from sale of marketable securities	167.4	150.2	66.1
Proceeds from short-term bank deposits	4.9		106.6
Investment in marketable securities	(2,188.9)	(1,767.5)	(1,686.4)
Investment in short-term bank deposits		(5.0)
Cash paid in conjunction with acquisitions, net of acquired cash	(37.6)	(154.9)
Purchase of property and equipment	(25.9)	(17.2)	(28.8)
Net cash provided by (used in) investing activities	60.0	(330.0)	(178.8)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	95.3	353.6	127.5
Purchase of treasury shares at cost	(1,278.0)	(1,103.9)	(995.3)
Payments related to shares withheld for taxes	(6.0)	(4.7)	(5.4)
Net cash used in financing activities	(1,188.7)	(755.0)	(873.2)
Increase (decrease) in cash and cash equivalents	(24.4)	58.6	57.6
Cash and cash equivalents at the beginning of the year	303.6	245.0	187.4
Cash and cash equivalents at the end of the year	279.2	303.6	245.0
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	87.3	67.9	$ 143.0
Non-cash investing activity
Fair value of awards attributable to pre-acquisition services	0.5	$ 2.2
Right-of-use asset recognized with corresponding lease liability	$ 33.4